Summary of principal accounting policies (Policies)	12 Months Ended
Dec. 31, 2021
Summary of principal accounting policies
Basis of presentation

(a)    Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) for the periods presented.

The accompanying consolidated financial statements have been prepared on a going concern basis.

Consolidation

(b)    Consolidation

The Company’s consolidated financial statements include the financial statements of the Company, its subsidiaries and the consolidated VIEs for which the Company is the primary beneficiary.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A consolidated VIE is an entity in which the Company, or its subsidiaries, through contractual arrangements, bears the risks of, and enjoys the rewards normally associated with, ownership of the entity, and therefore the Company or its subsidiaries are the primary beneficiary of the entity.

All transactions and balances among the Company, its subsidiaries and the consolidated VIEs have been eliminated upon consolidation.

Use of estimates

(c)    Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, measurement and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements and the reported amount of expenses during the reporting periods. Actual results could differ from those estimates. On an ongoing basis, the Group’s management reviews these estimates based on information that is currently available. Changes in facts and circumstances may cause the Group to revise its estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements include, allowance for doubtful accounts, useful lives of property, equipment and software, impairment of long-lived assets, internal rate of return associated with the capital lease, valuation and recognition of share-based compensation arrangements, convertible redeemable preferred shares and warrant liabilities, capitalized software development cost and valuation allowance of deferred tax assets.

Functional currency and foreign currency translation

(d)    Functional currency and foreign currency translation

An entity’s functional currency is the currency of the primary economic environment in which it operates, normally that is the currency of the environment in which it primarily generates and expends cash and is determined by various indicators, including but not limited to cash flow, sales price, sales market, expenses, financing and intercompany transactions and arrangements. The functional currency of the Company, its consolidated VIEs in BVI and subsidiary in Hong Kong is the United States dollar (US$). The Company’s subsidiaries and consolidated VIEs in PRC use Renminbi (“RMB”) as their functional currency. The determination of the respective functional currency is based on the criteria of ASC 830, Foreign Currency Matters.

Transactions denominated in currencies other than functional currencies are translated into functional currencies at the exchange rates quoted by the People’s Bank of China (the “PBOC”) prevailing at the dates of the transactions. Gains and losses resulting from foreign currency transactions are included in net income. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currencies using the applicable exchange rates quoted by the PBOC at the balance sheet dates. All such exchange gains and losses are included in net income.

The reporting currency of the Group is RMB. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the period. Translation adjustments are reported as accumulated comprehensive income/(loss) and are shown as a separate component of other comprehensive income/(loss) in the consolidated statements of comprehensive income/(loss).

Fair value measurements

(e)    Fair value measurements

The Group defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group’s financial instruments include cash and cash equivalents, restricted cash, short-term investments, accounts receivable, amounts due from a related party — current, prepayments and other current assets, short-term borrowings, accounts and notes payable, amounts due to related parties — current and non-current, financing payable — current and non-current and accruals and other current liabilities. Except for short-term investments which are measured at fair value, the carrying values of the other financial instruments approximated their fair values due to the short-term maturity of these instruments. Certain short-term investments in financial products and securities classified within Level 2 are valued using directly or indirectly observable inputs in the marketplace.

The Group’s assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair Value Measurement
	Using Significant
	Other Observable Inputs
	(Level 2)
	As of December 31,
	2020	2021
	RMB	RMB
Short-term investments	170,552	1,418,721

Refer to Note 12 for roll forward of level 3 financial instruments and key assumptions used by the Group in estimating the fair value of warrant liabilities.

Convenience translation

(f)    Convenience translation

Translations of the consolidated balance sheets, the consolidated statements of comprehensive income/(loss) and the consolidated statements of cash flows from RMB into US$ as of and for the year ended December 31, 2021 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.3726, representing the certificated exchange rate published by the Federal Reserve Board as of December 31, 2021. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2021, or at any other rate.

Cash and cash equivalents

(g)    Cash and cash equivalents

Cash and cash equivalents include cash on hand and demand deposits placed with banks and third-party payment processors, which are unrestricted from withdrawal or use, that have original maturities of three months or less at the time of purchase and are readily convertible to known amounts of cash.

Restricted cash

(h)    Restricted cash

Cash that is restricted from withdrawal for use or pledged as security is reported separately on the face of the consolidated balance sheets. The Group’s restricted cash mainly represents the deposits held in designated bank accounts for issuance of bank acceptance notes and letter of guarantee. The Group adopted ASU No. 2016-18, Statement of Cash Flows: Restricted Cash (Topic 230) for all period presented.

Cash and cash equivalents and restricted cash as reported in the consolidated statements of cash flows are presented separately on consolidated balance sheets as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Cash and cash equivalents	1,252,493	1,296,924
Restricted cash	51,008	19,671
Long-term restricted cash	—	20,000
Total	1,303,501	1,336,595

Short-term investments

(i)    Short-term investments

Short-term investments are comprised of investments in financial products issued by banks or other financial institutions, which contain a fixed or variable interest rate and with original maturities between one month and one year. Such investments are generally not permitted to be redeemed prior to the maturity or are subject to penalties for redemption prior to maturity. These investments are stated at fair value. Changes in the fair value are reflected in the consolidated statements of comprehensive income/(loss).

Accounts receivable, net

(j)    Accounts receivable, net

The Group’s accounts receivable mainly consist of amounts due from the customers less an allowance for doubtful accounts. The Group reviews accounts receivable on a periodic basis and makes allowances when there is doubt as to the collectability of individual balances. The Group determines the allowance for doubtful accounts on general basis taking into consideration various factors including but not limited to historical collection experience and credit worthiness of the customers as well as the age of the individual receivables balance. The facts and circumstances of each account may require the Group to use substantial judgment in assessing its collectability. For the years ended December 31, 2019, 2020 and 2021, the Group recognized a provision for doubtful accounts of RMB7,063, RMB5,302 and RMB3,206, respectively.

The following table summarized the details of the Group’s allowance for doubtful accounts:

	As of December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at the beginning of year	440	5,025	3,268
Provision for doubtful accounts	7,063	5,302	3,206
Write-offs	(2,478)	(7,059)	(488)
Balance at the end of year	5,025	3,268	5,986

Inventories, net

(k)    Inventories, net

Inventories, consisting of products for sale, are stated at the lower of cost or net realizable value. Cost of inventory is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value due to slow-moving merchandises and damaged goods, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment. The Company takes ownership, risks and rewards of the products purchased.

Property, equipment and software, net

(l)    Property, equipment and software, net

Cabinets	5 years
Power banks	3 years
Computer and electronic equipment	3 years
Production tools	5 years
Software	10 years
Others	3 to 5 years
Leasehold improvements	Shorter of the estimated useful lives or the lease term

Property, equipment and software are stated at cost less accumulated depreciation and impairment. Depreciation and amortization are computed using the straight-line method over the following estimated useful lives.

The Group purchases certain raw materials and components directly from suppliers and outsources the manufacturing to the assembly partners. Raw materials, components and all other direct costs that are related to the production of power banks and cabinets under construction and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to power banks and cabinets and depreciation commences when the asset is ready for its intended use.

Expenditures for maintenance and repairs are expensed as incurred. Gain or loss on the disposal of property, equipment and software is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive income/(loss).

The Group’s power banks can be used either for rental in relation to the mobile device charging business or for sale, at the discretion of the users. The Group initially records the power bank as property and equipment based on the usage pattern of its users who primarily opt to rent the power banks. When the users elect to purchase power banks, the pertinent power banks are reclassified to the inventory at the net carrying value and are recognized as cost of revenues upon the transfer of power banks to users. As of December 31, 2020 and 2021, all power banks that were elected for purchase by the users had been transferred to the users. For the years ended December 31, 2019, 2020 and 2021, the Group recognized cost of revenue in connection with the power bank sales with the amount of RMB31,960, RMB31,856 and RMB27,956, respectively.

Capitalized Software Development Cost

(m)    Capitalized Software Development Cost

The Group capitalizes the direct development costs associated with internal-used software in accordance with ASC 350-40, “Internal-use software”, which requires the capitalization of costs relating to certain activities of developing internal-use software that occur during the application development stage. Costs capitalized mainly include payroll and payroll-related costs for employees incurred during the application development stage of the internal-use software projects. Capitalized internal-use software costs are stated at cost less accumulated amortization and the amount is included in “property and equipment, net” on the consolidated balance sheets, with an estimated useful life of three years. Software development cost capitalized amounted to nil, nil and RMB7,922 for the years ended December 31, 2019, 2020 and 2021, respectively. The amortization expense for capitalized software costs amounted to nil, nil and RMB1,280 for the years ended December 31, 2019, 2020 and 2021, respectively. As of December 31, 2020 and 2021, the carrying amount of capitalized internal use software development costs was nil and RMB6,642, respectively.

Impairment of long-lived assets

(n)    Impairment of long-lived assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. Measurement of any impairment loss for long-lived assets that management expects to hold and use is based on the amount the carrying value exceeds the fair value of the asset.

When impairment is recognized, the adjusted carrying amount of the underlying fixed assets becomes their carrying value. The new cost basis is depreciated over the remaining useful lives of the assets. For all periods presented, there was no impairment of any of the Group’s long-lived assets.

Revenue recognition

(o)    Revenue recognition

The Group’s revenues are primarily derived from (i) mobile device charging business, (ii) power bank sales, and (iii) others. Revenue recognition policies for each type of revenue stream are as follows:

Mobile device charging business

The Group deploys its equipment, including cabinets with power banks, in highly frequented points of interest, such as entertainment venues, restaurants, shopping centers, hotels, transportation hubs and public spaces, etc., which are operated by its location partners. Individual customers can scan the QR code on the cabinets with their mobile devices to place an order to use a power bank. A deposit is generally required for each order placed by the users except for users who have qualified credit scores at WeChat or Alipay. The deposit is refunded to users when they return the power banks. The Group records the deposit in accruals and other current liabilities. As provided in the customer agreement, if the power banks are not returned by the users after a certain period of time, the deposit will be kept by the Group to settle their usage of the power banks. The Group recognizes such deposit as revenue from the mobile device charging business.

The Group earns its revenue from the mobile device charging business from the rental fees it receives from the customers, which are a function of the hourly rate determined by the Group and the period of time for which the customers use the power banks. The Group collects fees directly from its customers through third party payment processors, such as WeChat and Alipay, generally upon the return of the power bank. As individual customers have the right to use a specific power bank for a period of time to charge their mobile devices, the arrangements with the individual customers constitute a lease and the revenue for the mobile device charging business is recognized under ASC 840, “Leases” (“ASC 840”). The revenue generated from the mobile device charging business is recognized as contingent rental revenue which is accrued during the rental period of the power banks, in accordance with ASC 840.

The mobile device charging business is operated under a direct model or a network partner model as follows:

●	Under the direct model, the Group identifies and negotiates with location partners directly and pays location partners commissions based on a certain percentage of the revenue the Group generates from the equipment placed in location partners’ venues. In some cases, the Company pays the location partners entry fees or prepaid commissions for placement of the Group’s equipment. The amortization of entry fees and commissions paid to the location partners are presented as sales and marketing expenses; and
●	Under the network partner model, the Group collaborates with network partners by leveraging their local business network to expand its business. The network partners are engaged to identify the points of interest and negotiate with the location partners for deployment of the equipment. The Group is obligated to pay commissions to network partners based on a certain percentage of the revenue the Group generates from the equipment placed by the network partners. The commissions paid to location partners or network partners are presented as sales and marketing expenses.

Transaction with network partners - sales of the cabinets

Under the network partner model, the Group sells the cabinets to majority of network partners, but retains all the output derived from the cabinets, whose only potential use is to store, charge, and process the Group’s proprietary power banks, for an indefinite period. The Group has determined that this right of use should be accounted for as an embedded lease for the estimated useful life of the cabinets. Since the embedded lease of the cabinets would be classified as a capital lease, the Group accounts for the proceeds from the network partners as a financing transaction rather than as a sale of the cabinets.

Therefore, the cabinets continue to be recognized as the Group’s equipment and are depreciated over their useful lives (Note 5). The cash received from the network partners for the cabinets is initially recognized as financial liabilities and the liability is subsequently accreted over the useful life of the cabinets based on the estimated effective rate of return implicit in the lease, with interest expense being recognized. The effective interest rate is estimated based on the projected variable lease repayment amounts that have been bifurcated from the estimated commissions to be paid to the network partners during the useful life of the cabinets based on their relative standalone selling prices. The financial liabilities are settled when payments are made to the network partners. The financial liabilities that are expected to be settled over one year from the balance sheet date are presented as long-term liabilities.

The Group regularly evaluates the effective interest rate against the actual lease repayments and prospectively adjusts the effective interest rate as necessary. For the periods presented, there was no material change in the effective interest rate. For the years ended December 31, 2019, 2020 and 2021, the weighted average effective interest rate was 20%, 23% and 24%, respectively.

The roll forward of the aggregated financing payables for both current and non-current are as below:

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at the beginning of year	45,046	142,156	244,151
Addition	109,490	115,387	3,445
Accretion of interest	21,848	32,097	37,806
Repayment	(34,228)	(45,489)	(115,569)
Balance at the end of year	142,156	244,151	169,833

Transaction with network partners – upfront fee

Since 2021, the Group entered into network partners agreements with certain network partners under which, instead of purchasing the cabinets from the Group, the network partners agree to pay a pre-agreed fixed upfront fee to the Group to become its network partners. During the contractual period, the network partners are entitled to the commission from the Group based on a certain percentage of the revenue the Group generates from the equipment placed by the network partners. The upfront fee is recorded as liability when collected and is amortized on a straight-line basis over the contractual term of the network partner agreement as the deduction of the commission to the to the network partners. For the year ended December 31, 2021, the upfront fees agreed under such arrangements were RMB158,176, among which RMB14,586 was amortized as the reduction to the sales and marketing expenses.

Power bank sales

The Group generates revenues from sales of power banks if the customers purchase power banks. Revenue is recognized in accordance with ASC 606, “Revenue from Contracts with Customers” (“ASC 606”) when a purchase order is confirmed and the power banks are released to the customers, which is when the control of products is transferred.

Other revenues

Other revenues primarily comprise of revenues generated from advertising services and sales of merchandises.

The Group provides advertising services to customers by displaying advertisement on the Group’s mobile applications in WeChat or Alipay. Revenue is recognized in accordance with ASC 606 over the period when the advertising is displayed. The Group considers several factors in determining whether it is appropriate to record the revenues at the gross amount of fees charged, or those amounts net of commissions paid.

The Group sells certain merchandises through online platform. The Group recognizes revenue net of discounts and return allowance when the merchandises are delivered and control passes to the customers.

Generally, revenues are recorded at the gross sales price because the Group controls the specified goods or services, and is the primary obligor in a transaction, is subject to substantial inventory risk, and has latitude in establishing prices. The Group’s revenues are recognized after deducting estimated price concessions, discounts, and value added tax (“VAT”).

Cost of revenues

(p)    Cost of revenues

Cost of revenues consists primarily of shipping and handling expenses, employee wages, bonus and benefits of supply chain departments, rental expenses, depreciation of power banks and cabinets, cost of power banks sold or lost, cost of merchandises sold and other expenses directly attributable to the Group’s principal operations.

Research and development expenses

(q)    Research and development expenses

Research and product development expenses include employee wages and other compensation-related expenses for the Group’s research and product development personnel, as well as office rental, depreciation and related expenses and travel-related expenses for the Group’s research and product development team. The Group recognizes software development costs in accordance with ASC 350-40 "Software-internal use software". The Group expenses all costs that are incurred in connection with the planning and implementation phases of development, and costs that are associated with maintenance of the existing websites or software for internal use. Certain costs associated with developing internal-use software are capitalized when such costs are incurred within the application development stage of software development (Note 2(m)).

Sales and marketing expenses

(r)    Sales and marketing expenses

Sales and marketing expenses comprise primarily of the amortization of entry fees paid to location partners and commissions to the location partners and network partners which are all primarily for purchase of user traffic, advertising expenses, third-party platforms commission fee, employee wages and benefits for sales and marketing staff, depreciation expenses, rental expenses and other daily expenses which are related to the sales and marketing functions. Entry fees paid to location partners are amortized on straight line basis over the contractual period with location partners during which the Group’s equipment is placed in location partners’ venues, ranging from 1 year to 6 years, and the weighted average term is around 1.3 years, 1.9 years and 2.0 years for the years ended December 31, 2019, 2020 and 2021. Entry fee is accrued based on actual period of cabinet placement if payment is yet to be made. Commissions to the location partners and network partners are expensed in line with the recognition of rental income from users. For the years ended December 31, 2019, 2020 and 2021, the aggregated commissions to the location partners and network partners and amortization of the entry fees to the location partners amounted to RMB927,596, RMB1,576,565 and RMB2,112,774 respectively.

Advertising expenses primarily consist of promotion and advertising expenses. The Group expenses all advertising expenses as incurred and classifies these expenses under sales and marketing expenses. For the years ended December 31, 2019, 2020 and 2021, advertising expenses were RMB11,925, RMB6,752 and RMB14,988, respectively.

General and administrative expenses

(s) General and administrative expenses

General and administrative expenses consist of employee wages and benefits for corporate employees, other expenses which are related to the general corporate functions, including accounting, finance, tax, legal and human resources, and costs associated with the use of facilities and equipment by these functions, such as depreciation expenses, rental and other general corporate related expenses.

Employee benefits

(t)    Employee benefits

The Company’s subsidiaries and the consolidated VIE in China participate in a government mandated, multi-employer, defined contribution plan, pursuant to which certain retirement, medical, housing and other welfare benefits are provided to employees. Chinese labor laws require the entities incorporated in China to pay to the local labor bureau a monthly contribution at a stated contribution rate based on the monthly basic compensation of qualified employees. The Group has no further commitments beyond its monthly contribution. For the years ended December 31, 2019, 2020 and 2021, employee social benefits included as expenses in the consolidated statements of comprehensive income/(loss) amounted to RMB62,237, RMB53,266 and RMB140,259, respectively.

The Group has not made contribution in full to the labor bureau for some of the employees based on relevant PRC regulation. The Group has made provision for the underpayment of social benefits according to the relevant PRC regulation. As of December 31, 2020 and 2021, the accrued and unpaid employee social benefits were RMB15,610 and RMB31,384, respectively.

Government grants

(u)    Government grants

The Group’s PRC based subsidiaries received government subsidies from certain local governments. The Group’s government subsidies are mainly VAT refund that the local government has not specified its purpose for and are not tied to future trends or performance of the Group; receipt of such subsidy income is not contingent upon any further actions or performance of the Group and the amounts do not have to be refunded under any circumstances. VAT refund is recognized as other operating income upon receipt as further performance by the Group is not required. For the years ended December 31, 2019, 2020 and 2021, government subsidies were RMB12,349, RMB24,790 and RMB29,956, respectively.

Share-based compensation

(v)    Share-based compensation

The Company follows ASC 718, “Compensation — Stock Compensation” to determine whether share-based awards should be classified and accounted for as a liability award or equity award. The Company granted restricted shares, RSUs and share options to the Company’s founders, employees and external consultants, which are classified as equity awards and recognized in the consolidated financial statements based on their grant date fair values.

Share-based compensation awards are measured at the grant date fair value of the awards and recognized as expenses a) immediately at grant date if no vesting conditions are required; or b) for awards granted with only service conditions, using the straight-line vesting method, over the vesting period.

Share-based compensation in relation to the restricted shares and RSUs is measured based on the fair market value of the Group’s ordinary shares at the grant date of the award. Prior to the listing, estimation of the fair value of the Group’s ordinary shares involves significant assumptions that might not be observable in the market, and a number of complex and subjective variables, including discount rate, and subjective judgments regarding the Group’s projected financial and operating results, its unique business risks, the liquidity of its ordinary shares and its operating history and prospects at the time the grants are made. In addition, the binomial option-pricing model is used to measure the value of share options. The determination of the fair value is affected by the fair value of the ordinary shares as well as assumptions including the expected share price volatility, actual and projected employee and non-employee share option exercise behavior, risk-free interest rates and expected dividends.  The fair value of these awards was determined taking into account independent valuation advice.

The modifications of the terms or conditions of the shared-based award are treated as an exchange of the original award for a new award. The incremental compensation expense is equal to the excess of the fair value of the modified award immediately after the modification over the fair value of the original award immediately before the modification. For awards already vested as of the modification date, the Company immediately recognized the incremental value as compensation expenses. For awards still unvested as of the modification date, the incremental compensation expenses are recognized over the remaining service period of these awards.

In accordance with ASU 2016-09, the Group makes an entity-wide accounting policy election to account for forfeitures when they occur.

Leases

(w)    Leases

Leases are classified at the inception date as either a capital lease or an operating lease. As the lessee, a lease is a capital lease if any of the following conditions exists: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life, or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease.

All other leases are accounted for as operating leases wherein rental payments are expensed as incurred. Payments made under operating leases, net of any incentives received by the Group from the lessor, are charged to the consolidated statements of comprehensive income/(loss) on a straight-line basis over the lease periods. For the years ended December 31, 2019, 2020 and 2021, operating lease expenses recorded in the consolidated statements of comprehensive income/(loss) amounted to RMB18,585, RMB34,682 and RMB41,902, respectively.

Income tax

(x)    Income tax

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive income/(loss) in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

ASC 740, Tax provision prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on de-recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Group recognizes interests and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheets and under income tax expenses in its consolidated statements of comprehensive income/(loss). As of December 31, 2020 and 2021, the Group did not have any unrecognized uncertain tax position, or any interest or penalties associated with tax positions.

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement.

Statutory reserves

(y)    Statutory reserves

In accordance with China’s Company Laws, the Company’s subsidiaries and consolidated VIEs in PRC must make appropriations from their after-tax profit (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of the People’s Republic of China (“PRC GAAP”)) to non-distributable reserve funds including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.

Pursuant to the laws applicable to China’s Foreign Investment Enterprises, the Company’s subsidiary that is a foreign investment enterprise in China has to make appropriations from its after-tax profit (as determined under PRC GAAP) to reserve funds including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the respective company. Appropriations to the other two reserve funds are at the respective companies’ discretion.

For the years ended December 31, 2019, 2020 and 2021, the Group has provided RMB11,915, RMB 4,678 and nil appropriations to statutory surplus fund, respectively.

Comprehensive income/(loss)

(z)    Comprehensive income/(loss)

Comprehensive income/(loss) is defined as the change in equity of the Group during the period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. For the periods presented, the Group’s comprehensive income/(loss) includes net income and other comprehensive income/(loss), which mainly consists of the foreign currency translation adjustment that have been excluded from the determination of net income. Accumulated other comprehensive income/(loss), as presented on the accompanying consolidated balance sheets, consists of cumulative foreign currency translation adjustments.

Income/(loss) per share

(aa)    Income/(loss) per share

Basic income/(loss) per share is computed by dividing net income/(loss) attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income/(loss) is allocated between common shares and other participating securities base on their participating rights. Diluted net income/(loss) per share reflects the potential dilution that could occur if securities to issue ordinary shares were exercised. The dilutive effect of outstanding share-based awards is reflected in the diluted net income/(loss) per share by application of the if-converted method and treasury stock method, respectively. Dilutive equivalent shares are excluded from the computation of diluted net income/(loss) per share if their effects would be anti-dilutive.

Dividends	(ab) Dividends Dividends are recognized when declared. No dividends were declared for the years ended December 31, 2019, 2020 and 2021.
Treasury shares

(ac)    Treasury shares

Treasury shares for the years ended December 31, 2019 and 2020 represents ordinary shares issued to the Company’s consolidated VIEs for the RSUs scheme. Refer to Note 13(b) for details. On September 28, 2021, the Company’s board of directors authorized a share repurchase program under which the Company was authorized to repurchase up to US$50 million worth of the Company’s shares over the next 12 months (the “Share Repurchase Program”).  The share repurchase programs permitted the Company to purchase shares from time to time on the open market at prevailing market prices, in privately negotiated transactions, in block trades and/or through other legally permissible means, depending on market conditions and in accordance with applicable rules and regulations. The repurchased shares were accounted for under the cost method and presented as “treasury stock” in equity on the Group’s consolidated balance sheets.

Segment reporting

(ad)    Segment reporting

In accordance with ASC 280, Segment Reporting, the Group’s chief operating decision maker, the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole and hence, the Group has only one reportable segment.

The Group does not distinguish between markets or segments for the purpose of internal reporting. The Group’s long-lived assets are substantially all located in the PRC and substantially all the Group’s revenues are derived from within the PRC, therefore, no geographical segments are presented.

Recent accounting pronouncements

(ae)    Recent accounting pronouncements

The Company qualifies as an “emerging growth company”, or EGC, pursuant to the Jumpstart Our Business Startups Act of 2012, as amended, or the JOBS Act. As an EGC, the Company can elect to not adopt any new or revised financial accounting standards until such date that a private company is otherwise required to comply with such new or revised accounting standards. The Company adopts the following standards based on extended transition period provided to private companies or early adopts as necessary as permitted by the respective standards.

In February 2016, the FASB issued ASU No. 2016-02 “Leases (Topic 842)” (“ASU 201602”). Under the new guidance, lessees will be required to recognize a lease liability and a right-of use asset for each of its leases (other than leases that meet the definition of a short-term lease). Leases will be classified as either operating or finance. The update also expands the required quantitative and qualitative disclosures for leases. The Group will adopt this new guidance for the year ended December 31, 2022 by using the modified retrospective transition method with the optional transition that allows for a cumulative-effect adjustment to the opening balance of retained earnings recorded on January 1, 2022. Upon the adoption, the Group estimated approximately RMB10,000 to RMB15,000 would be recognized as total right-of-use assets and total lease liabilities on the Group’s consolidated balance sheet as of January 1, 2022. Other than disclosed, the Group does not expect the new standard to have a material impact on the Group’s remaining consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Statements. This ASU update on the measurement of credit losses for certain financial assets measured at amortized cost and available-for-sale debt securities. In April 2019, the FASB issued ASU 2019-04 "Codification Improvements to Topic 326, Financial Instruments — Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments." For financial assets measured at amortized cost, this update requires an entity to (1) estimate its lifetime expected credit losses upon recognition of the financial assets and establish an allowance to present the net amount expected to be collected, (2) recognize this allowance and changes in the allowance during subsequent periods through net income and (3) consider relevant information about past events, current conditions and reasonable and supportable forecasts in assessing the lifetime expected credit losses. For available-for-sale debt securities, this update made several targeted amendments to the existing other-than-temporary impairment model, including (1) requiring disclosure of the allowance for credit losses, (2) allowing reversals of the previously recognized credit losses until the entity has the intent to sell, is more-likely-than-not required to sell the securities or the maturity of the securities, (3) limiting impairment to the difference between the amortized cost basis and fair value and (4) not allowing entities to consider the length of time that fair value has been less than amortized cost as a factor in evaluating whether a credit loss exists. For the Group, ASU 2016-13 is effective for fiscal years and interim periods within those years beginning after December 15, 2022, with early adoption permitted. The Group is in the process of evaluating the impact of this accounting standard on its consolidated financial statements.